Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of intangible assets and goodwill [Line Items]
Impairment of goodwill	$ 0
Period of discounted cash flow method for calculating value in use	5
Terminal growth rate	4.50%	4.50%
Cash flows discounted rate	10.00%	10.00%
Impairment of finite lived intangible assets	$ 0	$ 0
Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Disclosure of intangible assets and goodwill [Line Items]
Significant unobservable input assets percentage of reasonably possible decrease	5.00%
Price earning multiple [member]
Disclosure of intangible assets and goodwill [Line Items]
Significant unobservable input assets percentage of reasonably possible decrease	1.00%
Finite Life Intangible Assets [Member]
Disclosure of intangible assets and goodwill [Line Items]
Impairment of finite lived intangible assets		126
Finite Life Intangible Assets [Member] | Contract Based Intangible Assets [Member]
Disclosure of intangible assets and goodwill [Line Items]
Impairment of finite lived intangible assets		76
Finite Life Intangible Assets [Member] | Computer software [member]
Disclosure of intangible assets and goodwill [Line Items]
Impairment of finite lived intangible assets	$ 97	$ 50
Latin America [member]
Disclosure of intangible assets and goodwill [Line Items]
Terminal growth rate	3.00%	3.00%
Cash flows discounted rate	12.00%	13.00%
Term of cash flow forecast	5 years
Bottom of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	11	9
Top of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	11.5	10